UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21825

AARP FUNDS

(Exact name of registrant as specified in charter)

650 F Street, NW

Washington, DC 20004-1604

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Jeff Gaboury AARP Financial Incorporated Two Highwood Drive, Suite 202 Tewksbury, MA 01876	Gary O. Cohen, Esq. Jorden Burt LLP 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208

Registrant’s telephone number, including area code: 202-434-3650

Date of fiscal year end: June 30

Date of reporting period: July 1, 2009 through June 30, 2010

Item 1.  Proxy Voting Record.

AARP MONEY MARKET FUND

The AARP Money Market Fund is a feeder fund that only holds shares of its master fund, the State Street Money Market Portfolio a series of the State Street Master Funds.  For the proxy voting record of the State Street Money Market Portfolio, please refer to the Form N-PX filed by the State Street Master Funds (File No. 811-09599 and CIK No. 0001094885) available in the SEC EDGAR database at www.sec.gov.

AARP INCOME FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the AARP Income Fund was entitled to vote.

AARP CONSERVATIVE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the AARP Conservative Fund was entitled to vote.

AARP MODERATE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the AARP Moderate Fund was entitled to vote.

AARP AGGRESSIVE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the AARP Aggressive Fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP FUNDS

By:	/s/ Richard M. Hisey
Richard M. Hisey
President (principal executive officer) of AARP Funds

Date:	August 26, 2010